Statement of Cash Flows - USD ($)	2 Months Ended	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Nov. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024		Dec. 31, 2023	Sep. 30, 2023
Cash flows from operating activities:
Net income (loss)	$ (5,984)						$ (629,176)	[1]		$ (4,344,768)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization							2,251			2,437
Amortization of right-of-use asset							39,672			42,848
Investment income							(2,831)			(7,308)
Share-based compensation										1,938,359
Change in operating assets and liabilities:
Prepayments and other assets							(52,761)			(34,972)
Right-of-use assets, net							(88,104)			(44,829)
Account payables	5,984						651			1
Salary and welfare payable							(410)			1,862
Tax payable										(616)
Amount due to related parties							613,730			1,019,742
Other payables							1
Right of use liabilities							44,106			17
Net cash used in operating activities							(72,871)			(1,427,227)
Cash flows from investing activities:
Proceeds from disposal of short-term investments							301,051			639,850
Purchase of short term investments							(210,713)
Purchase of property, plant and equipment							(13)
Net cash used in investing activities							90,325			639,850
Cash flows from financing activities:
Shares issued							30,776			57,183
Payments for deferred offering costs							(108,546)			(229,732)
Net cash provided by financing activities							(77,770)			(172,549)
Effect of Exchange Rate Changes on Cash and Equivalents							(44,407)			8,158
NET CHANGE IN CASH							(104,723)			(951,768)
CASH, BEGINNING OF PERIOD							179,237			1,131,005
CASH, END OF PERIOD		$ 74,514	$ 179,237		$ 74,514	$ 179,237	74,514			179,237
Supplemental Disclosure of Cash Flow Information:
Cash paid for income taxes
Supplemental Disclosure of Non-Cash Flow Information:
Right-of-use assets and lease liabilities							88,104			44,829
NON-CASH INVESTING AND FINANCIAL ACTIVITIES:
Non-cash item, operating expenses	$ 5,984
D T Cloud Acquisition Corporation [Member]
Cash flows from operating activities:
Net income (loss)		760,262	(5,000)	$ (81,326)	1,633,003	(5,257)			$ (87,271)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Dividend income earned in cash and investments held in trust account		(917,865)			(2,171,443)
Change in operating assets and liabilities:
Prepaid expenses					(29,495)				(8,446)
Due to Sponsor – related party				81,326	(147,614)	5,257			76,288
Accrued liabilities					44,363				24,247
Net cash used in operating activities					(671,186)				4,818
Cash flows from investing activities:
Proceeds deposited in Trust Account					(69,345,000)
Net cash used in investing activities					(69,345,000)
Cash flows from financing activities:
Advance from related party					(490,000)
Proceed from public offering, net of offering costs					67,833,894
Proceed from private placement					2,345,000
Advance from related party					70,000				490,000
Net cash provided by financing activities					69,688,894				490,000
NET CHANGE IN CASH					327,292				494,818
CASH, BEGINNING OF PERIOD					494,818
CASH, END OF PERIOD		167,526			167,526		167,526		494,818
Reconciliation to amounts on balance sheets:
Cash		167,526			167,526		167,526		69,818
Cash in escrow									425,000
Total cash and cash in escrow balance		$ 167,526			167,526		$ 167,526		494,818
NON-CASH INVESTING AND FINANCIAL ACTIVITIES:
Offering costs paid by a related party				151,326
Deferred offering costs paid by Sponsor in lieu of capital contribution				$ 25,000
Issuance of representative shares					10
Initial classification of ordinary shares subject to possible redemption					68,014,286
Allocation of offering costs to ordinary shares subject to possible redemption					2,933,590
Accretion of carrying value to redemption value					4,264,304
Subsequent remeasurement of ordinary shares subject to possible redemption					2,171,443
Accrued underwriting compensation					$ 1,725,000

[1]	There are no effects on total revenue and total net income.